Summary of Significant Accounting Policies and Use of Estimates and Judgments - Schedule of Antidilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Antidilutive Securities [Abstract]
Weighted average number of ordinary shares outstanding - basic	3,144,409	558,751
Effect of potentially dilutive ordinary shares
Weighted average number of ordinary shares outstanding - diluted	3,144,409	558,751